Commitments and contingencies: Investment commitments (Details) $ in Thousands	Dec. 31, 2024 MXN ($)
Commitments and contingencies
Contractual capital commitments	$ 26,759,817
2024
Commitments and contingencies
Contractual capital commitments	6,691,984
2025
Commitments and contingencies
Contractual capital commitments	7,605,970
2027
Commitments and contingencies
Contractual capital commitments	5,426,053
2028
Commitments and contingencies
Contractual capital commitments	$ 7,035,810